Consolidated Statements of Cash Flows - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (152,909)	$ (1,461,939)	$ (25,772)	$ (26,611)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		2,149
Accretion of debt issuance costs		11,281
Accretion of debt discount		86,687
Recapitalization		$ 46,150
Interest income	$ (50)
Share-based compensation	10,000	$ 410,000
Bad debt expense	25,000
Change in fair value of derivative liabilities	$ 0	$ 112,342
Changes in operating assets and liabilities:
Accounts receivable		(67,190)
Inventory		(343,562)
Accounts payable and accrued expenses	$ 93,234	233,811
Net Cash Used In Operating Activities	(24,725)	(970,271)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash paid for business acquisition	$ (45,000)	(193,906)
Cash paid for machinery and equipment		(22,035)
Net Cash Used In Investing Activities	$ (45,000)	(215,941)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock	$ 493,005	616,000
Proceeds from issuance of convertible note		1,070,000
Contributed capital	$ 28,995
Cash paid for debt issuance costs		(137,400)
Net Cash Provided By Financing Activities	$ 522,000	1,548,600
Net Increase in Cash	$ 452,275	362,388
Cash - Beginning of Period		452,275
Cash - End of Period	$ 452,275	$ 814,663	452,275
Cash Paid During the Period for:
Income taxes
Interest
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Recognition of derivative liability embedded in stock purchase warrant		$ 255,867
Debt discount on convertible note		722,924
Stock issued for debt discount on convertible note		325,000
Stock issued for OneLove acquisition		290,000
Stock issued for Hygrow acquisition		60,000
LightTouch Vein & Laser Inc
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss		$ (26,611)	(25,772)	(26,611)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses			(7,402)	1,186
Increase (decrease) in payable to stockholders and related party			$ 33,174	$ 25,425
Net Cash Used In Operating Activities
CASH FLOWS FROM INVESTING ACTIVITIES:
Net Cash Used In Investing Activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Net Cash Provided By Financing Activities
Net Increase in Cash
Cash - Beginning of Period
Cash - End of Period
Cash Paid During the Period for:
Income taxes
Interest